T. ROWE PRICE Retirement I 2025 Fund-I Class
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 30.4%
T. Rowe Price Funds:
New Income Fund  692,811 190,836 43,196 86,264,173 840,213
Limited Duration Inflation
Focused Bond Fund  199,300 181,773 16,500 71,161,944 375,024
International Bond Fund (USD
Hedged)  226,478 66,822 16,316 27,500,006 279,950
Dynamic Global Bond Fund  153,384 40,808 10,320 18,924,118 189,998
High Yield Fund  126,220 61,904 12,339 28,097,465 186,286
Emerging Markets Bond Fund  145,738 39,063 10,648 16,663,538 185,799
U.S. Treasury Long-Term Index
Fund  88,393 64,294 7,645 9,894,803 112,603
Floating Rate Fund  49,359 46,957 3,908 9,955,992 95,179
Total Bond Mutual Funds (Cost $2,237,291) 2,265,052
EQUITY MUTUAL FUNDS 67.9%
T. Rowe Price Funds:
Equity Index 500 Fund  901,876 234,468 285,539 10,215,326 1,030,011
Value Fund  490,235 184,815 54,715 18,567,698 811,037
Growth Stock Fund (2) 560,554 105,322 58,497 7,590,785 754,752
International Value Equity Fund  311,056 54,213 56,257 27,212,295 402,198
Overseas Stock Fund  312,413 52,764 57,492 31,978,663 397,495
International Stock Fund  292,306 52,821 44,891 17,842,742 385,225
Emerging Markets Stock Fund  188,564 23,054 57,908 3,942,515 223,265
Mid-Cap Growth Fund  167,823 26,207 16,491 1,891,128 218,387
Mid-Cap Value Fund  147,964 30,937 17,766 6,624,298 212,706
Small-Cap Stock Fund  99,107 21,650 16,357 2,169,860 147,659
Small-Cap Value Fund  87,946 16,318 11,005 2,357,935 136,595
New Horizons Fund (2) 124,700 30,478 34,946 1,633,744 135,535
Real Assets Fund  86,487 16,134 6,613 9,211,017 119,375
Emerging Markets Discovery
Stock Fund  1,716 42,066 513 3,289,610 51,285
U.S. Large-Cap Core Fund  13,877 21,512 904 1,352,032 41,818
Total Equity Mutual Funds (Cost $3,873,323) 5,067,343

T. ROWE PRICE Retirement I 2025 Fund-I Class

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.5%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 166,066 600,571 651,095 115,541,867 115,542
Total Short-Term Investments (Cost $115,542) 115,542
Total Investments in Securities 99.8%
(Cost $6,226,156) $ 7,447,937
Other Assets Less Liabilities 0.2% 17,717
Net Assets 100.0% $ 7,465,654
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2025 Fund-I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 384 MSCI EAFE Index contracts 3/21 (41,549) $ (1,274)
Short, 325 Russell 2000 E-Mini Index contracts 3/21 (35,737) (4,645)
Short, 1,255 S&P 500 E-Mini Index contracts 3/21 (239,027) (9,424)
Net payments (receipts) of variation margin to date 17,110
Variation margin receivable (payable) on open futures contracts $ 1,767

T. ROWE PRICE Retirement I 2025 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28,
2021. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 397 $ 6,126 $ 3,257
Emerging Markets Bond Fund (373) 11,646 6,898
Emerging Markets Discovery Stock Fund 316 8,016 302
Emerging Markets Stock Fund 4,321 69,555 2,293
Equity Index 500 Fund 30,224 179,206 14,149
Floating Rate Fund (46) 2,771 2,091
Growth Stock Fund 40,465 147,373 —
High Yield Fund (24) 10,501 7,023
International Bond Fund (USD Hedged) 1,467 2,966 3,526
International Stock Fund 6,304 84,989 3,838
International Value Equity Fund (4,167) 93,186 8,936
Limited Duration Inflation Focused Bond Fund 2,529 10,451 667
Mid-Cap Growth Fund 10,925 40,848 355
Mid-Cap Value Fund 4,606 51,571 2,950
New Horizons Fund 25,864 15,303 —
New Income Fund 8,345 (238) 14,872
Overseas Stock Fund (1,544) 89,810 7,498
Real Assets Fund 452 23,367 2,388
Small-Cap Stock Fund 4,510 43,259 749
Small-Cap Value Fund 2,186 43,336 1,001
U.S. Large-Cap Core Fund 348 7,333 388
U.S. Treasury Long-Term Index Fund 17,775 (32,439) 1,357
Value Fund 16,047 190,702 10,646
U.S. Treasury Money Fund, 0.09% — — 157
Totals $ 170,927# $ 1,099,638 $ 95,341+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $111,819 of the net realized gain
(loss).
+ Investment income comprised $95,341 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2025 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2025 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2025 Fund-I Class

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R413-054Q3 02/21